Quarterly Report
February 28, 2022
MFS®  International Large Cap Value Fund
MKV-Q3

Portfolio of Investments
2/28/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.3%
Aerospace & Defense – 1.9%
BAE Systems PLC	4,114,575	$39,719,778
Dassault Aviation S.A.	296,486	44,646,011
Safran S.A.	300,890	38,696,673
		$123,062,462
Airlines – 1.1%
Ryanair Holdings PLC, ADR (a)	713,080	$71,101,207
Alcoholic Beverages – 1.3%
Diageo PLC	1,674,453	$83,673,882
Apparel Manufacturers – 2.5%
Adidas AG	177,933	$42,305,539
Burberry Group PLC	1,207,177	31,416,903
Compagnie Financiere Richemont S.A.	629,507	85,869,944
		$159,592,386
Automotive – 3.3%
Compagnie Generale des Etablissements Michelin SCA	203,604	$28,308,082
Continental AG (a)	651,409	56,094,132
Koito Manufacturing Co. Ltd.	1,214,400	62,779,867
Magna International, Inc.	383,496	28,482,248
Toyota Industries Corp.	388,200	29,637,727
Vitesco Technologies Group AG (a)	130,281	5,514,428
		$210,816,484
Brokerage & Asset Managers – 2.3%
Deutsche Boerse AG	552,449	$94,587,487
IG Group Holdings PLC	5,207,315	54,592,566
		$149,180,053
Business Services – 3.6%
Capgemini	411,681	$86,918,776
CGI, Inc. (a)	699,689	57,366,217
Electrocomponents PLC	3,237,490	42,974,904
Secom Co. Ltd.	591,100	43,408,696
		$230,668,593
Computer Software – 0.4%
SAP SE	200,705	$22,801,102
Computer Software - Systems – 4.7%
Amadeus IT Group S.A. (a)	1,165,299	$78,317,095
Fujitsu Ltd.	518,700	75,928,751
Hitachi Ltd.	1,388,500	68,480,964
Samsung Electronics Co. Ltd.	1,324,785	79,929,619
		$302,656,429
Construction – 0.6%
Techtronic Industries Co. Ltd.	2,105,000	$35,065,047
Consumer Products – 1.6%
Kao Corp.	345,000	$16,255,571
Reckitt Benckiser Group PLC	1,017,031	86,240,380
		$102,495,951

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 2.7%
Schneider Electric SE	939,118	$147,186,391
Yokogawa Electric Corp.	1,751,000	28,245,851
		$175,432,242
Electronics – 2.0%
Kyocera Corp.	694,400	$39,883,293
NXP Semiconductors N.V.	166,434	31,642,432
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	555,615	59,456,361
		$130,982,086
Energy - Independent – 0.8%
Woodside Petroleum Ltd.	2,262,348	$47,738,067
Energy - Integrated – 3.9%
Eni S.p.A.	10,717,958	$166,226,204
Galp Energia SGPS S.A.	4,157,103	45,949,634
Suncor Energy, Inc.	1,232,121	37,678,115
		$249,853,953
Food & Beverages – 1.8%
Danone S.A.	1,070,647	$65,197,143
Nestle S.A.	402,969	52,630,713
		$117,827,856
Food & Drug Stores – 1.2%
Tesco PLC	19,903,433	$77,364,570
General Merchandise – 1.0%
B&M European Value Retail S.A.	7,466,793	$60,641,119
Insurance – 6.6%
Chubb Ltd.	462,599	$94,203,660
Manulife Financial Corp.	3,632,505	73,595,841
St. James's Place PLC	4,678,286	88,082,547
Willis Towers Watson PLC	754,169	167,651,769
		$423,533,817
Leisure & Toys – 0.6%
Nintendo Co. Ltd.	52,000	$26,288,990
Sankyo Co. Ltd.	432,700	12,088,538
		$38,377,528
Machinery & Tools – 3.1%
Aalberts Industries N.V.	783,255	$43,656,548
Daikin Industries Ltd.	248,600	46,115,871
SMC Corp.	122,800	73,091,977
Weir Group PLC	1,682,486	35,717,895
		$198,582,291
Major Banks – 18.1%
Bank of Ireland Group PLC (a)	11,315,457	$74,957,491
Barclays PLC	53,736,706	131,834,153
BNP Paribas	2,981,079	175,516,504
ING Groep N.V.	3,893,837	45,833,898
Mitsubishi UFJ Financial Group, Inc.	25,248,800	156,922,944
NatWest Group PLC	52,709,036	162,418,969
Resona Holdings, Inc.	7,767,500	35,040,286
Toronto-Dominion Bank	2,416,076	194,963,514

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – continued
UBS AG	9,742,957	$179,380,470
		$1,156,868,229
Metals & Mining – 4.0%
Glencore PLC	11,499,435	$68,208,235
Rio Tinto PLC	2,394,543	186,023,104
		$254,231,339
Network & Telecom – 0.6%
LM Ericsson Telephone Co., “B”	4,295,911	$39,865,350
Other Banks & Diversified Financials – 2.4%
AIB Group PLC	19,329,390	$50,866,715
Julius Baer Group Ltd.	823,368	48,301,383
KBC Group N.V.	792,874	57,358,924
		$156,527,022
Pharmaceuticals – 4.8%
Bayer AG	713,489	$41,207,976
Novartis AG	548,643	48,062,347
Novo Nordisk A.S., “B”	864,122	88,861,393
Roche Holding AG	340,843	130,022,815
		$308,154,531
Printing & Publishing – 2.3%
RELX PLC	1,346,620	$41,008,821
Wolters Kluwer N.V.	1,066,213	108,574,522
		$149,583,343
Railroad & Shipping – 1.9%
Canadian Pacific Railway Ltd.	1,696,425	$119,452,411
Restaurants – 0.4%
Yum China Holdings, Inc.	505,202	$26,280,608
Specialty Chemicals – 2.1%
Linde PLC	329,051	$96,147,962
Nitto Denko Corp.	518,700	37,844,973
		$133,992,935
Telecommunications - Wireless – 4.6%
KDDI Corp.	3,779,400	$123,639,552
Vodafone Group PLC	95,840,338	168,992,164
		$292,631,716
Telephone Services – 0.7%
Quebecor, Inc., “B”	1,975,295	$43,199,351
Tobacco – 3.1%
British American Tobacco PLC	712,956	$31,193,980
Imperial Brands PLC	5,132,945	112,859,012
Philip Morris International, Inc.	550,877	55,677,139
		$199,730,131

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – 5.3%
E.ON SE	6,701,786	$91,059,227
Iberdrola S.A.	13,517,692	154,295,330
National Grid PLC	6,185,018	93,824,757
		$339,179,314
Total Common Stocks		$6,231,143,405
Preferred Stocks – 1.9%
Consumer Products – 1.9%
Henkel AG & Co. KGaA	1,584,613	$125,864,781
Investment Companies (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 0.06% (v)	37,195,634	$37,195,634

Other Assets, Less Liabilities – 0.2%		10,680,870
Net Assets – 100.0%		$6,404,884,690
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $37,195,634 and $6,357,008,186, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
2/28/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$1,596,787,739	$—	$—	$1,596,787,739
Japan	—	875,653,851	—	875,653,851
France	586,469,580	—	—	586,469,580
Canada	554,737,697	—	—	554,737,697
Switzerland	544,267,672	—	—	544,267,672
Germany	479,434,672	—	—	479,434,672
United States	445,322,962	—	—	445,322,962
Spain	232,612,425	—	—	232,612,425
Netherlands	198,064,968	—	—	198,064,968
Other Countries	680,923,887	162,732,733	—	843,656,620
Mutual Funds	37,195,634	—	—	37,195,634
Total	$5,355,817,236	$1,038,386,584	$—	$6,394,203,820
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$65,730,231	$825,655,262	$854,189,859	$—	$—	$37,195,634
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$15,700	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of February 28, 2022, are as follows:
United Kingdom	24.9%
Japan	13.7%
France	9.2%
Canada	8.7%
Switzerland	8.5%
United States	7.7%
Germany	7.5%
Spain	3.6%
Netherlands	3.1%
Other Countries	13.1%
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
(5) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.